Cash ,Cash Equivalents and Short-Term Bank Deposits	12 Months Ended
Dec. 31, 2021
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Cash ,Cash Equivalents and Short-Term Bank Deposits
21. CASH, CASH EQUIVALENTS AND SHORT-TERM BANK DEPOSITS

	December 31, 2021	December 31, 2020
Short-term deposits	86,718	59,331
Current bank accounts	18,485	43,749
Cash in transit	2,803	606
Petty cash	31	16

Cash and cash equivalents	108,037	103,702

Short-term bank deposits with maturity exceeding 3 months	17,954	22

Cash, cash equivalents and short-term bank deposits	125,991	103,724

Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Group, and earn interest at the respective short-term deposit rates. Information about the credit risk over cash and cash equivalents is presented in note 29.
Bank deposits with maturity exceeding 3 months at the date of initial recognition are presented separately from cash equivalents.